UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09-30-12

Check here if Amendment [   ];  Amendment Number: ___
This Amendment (Check only one):       [  ] is a restatement
                                       [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Radcliffe Capital Management, L.P. (formerly R.G. Capital
         ---------------------------------------------------------
         Management, L.P., file no. 28-10367)
         ------------------------------------
Address: 50 Monument Road, Suite 300
         ---------------------------
         Bala Cynwyd, PA 19004
         ---------------------

Form 13F File Number: 28-10367
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
         -------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   610-617-5900
         ------------

Signature, Place, and Date of Signing:

/s/ Daneen Downey          Bala Cynwyd, PA           November 14, 2012
-----------------          ---------------           -----------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
                             ---------------------

                                REPORT SUMMARY:
                                ---------------

Number of Other Included Managers:        0
                                          --
Form 13F Information Table Entry Total:   33
                                          --
Form 13F Information Table Value Total:   $618,861
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE                  VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME  OF  ISSUER          OF CLASS      CUSIP    x($1000)   PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Albany International Corp       CONVRT BOND    012348AC2   6,951    7,007,000  PRN       Sole               7,007,000
AAR Corp                        CONVRT BOND    000361AH8  12,204   12,225,000  PRN       Sole              12,225,000
Lucent Technologies Inc         CONVRT BOND    549463AG2   5,664    7,500,000  PRN       Sole               1,500,000  6,000,000
Lucent Technologies Inc         CONVRT BOND    549463AH0  80,559   81,939,000  PRN       Sole              80,719,000  1,220,000
Advanced Micro Devices Inc      CONVRT BOND    007903AL1   7,876    7,750,000  PRN       Sole               1,850,000  5,900,000
Alliant Techsystems Inc         CONVRT BOND    018804AK0  15,222   14,762,000  PRN       Sole              14,762,000
General Cable Corp              CONVRT BOND    369300AD0   8,212    8,259,000  PRN       Sole               8,259,000
General Cable Corp              CONVRT BOND    369300AK4   1,392    1,400,000  PRN       Sole               1,400,000
Cogent Communications Group In  CONVRT BOND    19239VAB0  12,762   13,199,000  PRN       Sole              13,199,000
Charles River Laboratories Int  CONVRT BOND    159864AB3  19,440   19,089,000  PRN       Sole              19,089,000
Digital River Inc               CONVRT BOND    25388BAD6   2,891    3,000,000  PRN       Sole               1,240,000  1,760,000
Euronet Worldwide Inc           CONVRT BOND    298736AF6  48,702   48,633,000  PRN       Sole              48,633,000
Hanover Compressor Co           CONVRT BOND    410768AE5  25,088   24,894,000  PRN       Sole              24,894,000
Greenbrier Cos Inc              CONVRT BOND    393657AD3  15,608   15,686,000  PRN       Sole              15,686,000
Golden Star Resources Ltd       CONVRT BOND    38119TAC8   6,479    6,463,000  PRN       Sole               6,463,000
Hercules Offshore Inc           CONVRT BOND    427093AD1  16,660   16,659,000  PRN       Sole              16,659,000
Cal Dive International Inc      CONVRT BOND    127914AB5   3,920    3,898,000  PRN       Sole               3,898,000
JDS Uniphase Corp               CONVRT BOND    46612JAD3   2,989    3,000,000  PRN       Sole               3,000,000
Kinross Gold Corp               CONVRT BOND    496902AD9  36,449   36,452,000  PRN       Sole              36,452,000
Live Nation Entertainment Inc   CONVRT BOND    538034AB5  26,987   27,460,000  PRN       Sole              25,670,000  1,790,000
Arvinmeritor Inc                CONVRT BOND    043353AF8   4,458    5,000,000  PRN       Sole               1,667,000  3,333,000
Nash Finch Co                   CONVRT BOND    631158AD4   3,502    7,500,000  PRN       Sole               2,500,000  5,000,000
NuVasive Inc                    CONVRT BOND    670704AB1   1,986    1,990,000  PRN       Sole               1,990,000
PMC - Sierra Inc                CONVRT BOND    69344FAD8   8,810    8,816,000  PRN       Sole               8,816,000
Pantry Inc/The                  CONVRT BOND    698657AL7   7,302    7,302,000  PRN       Sole               7,302,000
Transocean Inc                  CONVRT BOND    893830AW9  20,182   20,200,000  PRN       Sole              20,200,000
Rambus Inc                      CONVRT BOND    750917AC0  20,020   19,971,000  PRN       Sole              19,971,000
Rovi Corp                       CONVRT BOND    779376AB8   2,723    2,750,000  PRN       Sole               2,750,000
iStar Financial Inc             CONVRT BOND    45031UBF7  74,785   74,813,000  PRN       Sole              74,813,000
SanDisk Corp                    CONVRT BOND    80004CAC5  75,542   76,129,000  PRN       Sole              76,129,000
Standard Pacific Corp           CONVRT BOND    853763AA8  11,271   11,271,000  PRN       Sole              11,271,000
Spartan Stores Inc              CONVRT BOND    846822AE4   2,853    2,898,000  PRN       Sole               1,138,000  1,760,000
Stillwater Mining Co            CONVRT BOND    86074QAF9  29,373   29,402,000  PRN       Sole              29,402,000


Records                          33 Total Mkt Value 618,861    627,317,000